Organization and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Organization and Summary of Significant Accounting Policies
Organization And Summary Of Significant Accounting Policies	1. Organization and Summary of Significant Accounting Policies Organization and Business We are engaged in developing medical technologies for point-of-care (“POCT”) testing and safe and novel medical treatment for a broad range of disease indications. Since our inception in 1984, we have concentrated our resources on business planning, raising capital, research and clinical development activities for our programs, securing related intellectual property and commercialization of proprietary therapeutics using low-dose non-injectable interferon (“IFN”). In addition to our core IFN technology, we are committed to developing a diversified healthcare business portfolio to include medical devices and consumer healthcare products. Although we have historically been involved in extensive pharmaceutical research and development of low-dose oral interferon as a therapeutic, we are prioritizing the commercialization of medical devices as part of our diversification strategy. Since the beginning of 2021, we have acquired significant intellectual property from our majority shareholder, Ainos KY, to expand our potential product portfolio into Volatile Organic Compounds (“VOC”) and COVID-19 POCTs. This includes 51 issued and pending patents related to VOC technologies and 3 issued patents for COVID-19 POCT products. We expect our underlying intellectual property to enable us to expedite the commercialization of our medical device pipeline, beginning with Ainos-branded COVID-19 POCT product candidates. Basis of Accounting The basis is United States generally accepted accounting policies (“U.S. GAAP”). Going Concern These financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has generated minimal revenue and has an accumulated deficit totaling $10,108,916 since inception. These factors, among others, indicate that there is substantial doubt about the Company’s ability to continue as a going concern within one year from the issuance date of this filing. In order to obtain the necessary capital to sustain operations, management’s plans include, among other things, the possibility of pursuing new equity sales and/or making additional debt borrowings, There can be no assurances, however, that the Company will be successful in obtaining additional financing, or that such financing will be available on favorable term, if at all. Obtaining commercial loans, assuming those loans would be available, will increase the Company’s liabilities and future cash commitments. If the Company is unable to obtain financing in the amounts and on terms deemed acceptable, the business and future success may be adversely affected and the Company may cease operations. These factors raise substantial doubt regarding our ability to continue as a going concern. The accompanying financial statements do not include any adjustments relative to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result from the outcome of this uncertainty. Fair Value of Financial Instruments Under the Financial Account Standards Board Accounting Standards Codification (“FASB ASC”), we are permitted to elect to measure financial instruments and certain other items at fair value, with the change in fair value recorded in earnings. We elected not to measure any eligible items using the fair value option. Consistent with the Fair Value Measurement Topic of the FASB ASC, we implemented guidelines relating to the disclosure of our methodology for periodic measurement of our assets and liabilities recorded at fair market value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier fair value hierarchy prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). These tiers include: · Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets; ·Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and ·Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one more significant inputs or significant value drivers are unobservable.Our Level 1 assets and liabilities primarily include our cash and cash equivalents. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities. The carrying amounts of accounts receivable, prepaid expense, accounts payable, accrued liabilities, advances from investors, and notes payable approximate fair value due to the immediate or short-term maturities of these financial instruments. Stock-Based Compensation Stock-based compensation expense is recorded in accordance with FASB ASC Topic 718, Compensation – Stock Compensation, for stock and stock options awarded in return for services rendered. The expense is measured at the grant-date fair value of the award and recognized as compensation expense on a straight-line basis over the service period, which is the vesting period. The Company has adopted the simplified method to account for forfeitures of employee awards as they occur and as a result, we will record compensation cost assuming all option holders will complete the requisite service period. If an employee forfeits an award because they fail to complete the requisite service period, we will reverse compensation cost previously recognized in the period the award is forfeited. Cash and Cash Equivalents The Company classifies investments as cash equivalents if the original maturity of an investment is three months or less. Revenue Recognition We account for revenue from contracts with customers in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers (“Topic 606”).” The unit of account in Topic 606 is a performance obligation, which is a promise in a contract to transfer to a customer either a distinct good or service (or bundle of goods or services) or a series of distinct goods or services provided at a point in time or over a period of time. Topic 606 requires that a contract’s transaction price, which is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer, is to be allocated to each performance obligation in the contract based on relative standalone selling prices and recognized as revenue when (point in time) or as (over time) the performance obligation is satisfied. Total revenues include sales of products to customers, net of discounts or allowances, if any, and include freight and delivery costs billed to customers. Revenues for product sales are recognized when control of the promised good is transferred to unaffiliated customers, typically when finished products are shipped. Shipping costs are deemed fulfillment costs and are not recognized as a separate performance obligation. Allowance for Doubtful Accounts The Company establishes an allowance for doubtful accounts to ensure trade and notes receivable are not overstated due to non-collectability. The Company’s allowance is based on a variety of factors, including age of the receivable, significant one-time events, historical experience, and other risk considerations. The Company had no material accounts receivable and no allowance at December 31, 2021 or 2020. Inventory Inventories are stated at the lower of cost or market. Cost is determined on a first-in, first-out basis. The Company continually assesses the appropriateness of inventory valuations giving consideration to slow-moving, non-saleable, out-of-date or close-dated inventory. Property and Equipment Property and equipment are stated on the basis of historical cost less accumulated depreciation. Depreciation is provided using the straight-line method over the two to seven year estimated useful lives of the assets. Patents and Patent Expenditures The Company holds patent license agreements and maintains patents that are owned by the Company. All patent license agreements remain in effect over the life of the underlying patents. Accordingly, the patent license fee is being amortized over the estimated life of the patent using the straight-line method. Patent fees and legal fees associated with the issuance of new owned patents are capitalized and amortized over the estimated 8 to 20 year life of the patent. The Company continually evaluates the amortization period and carrying basis of patents to determine whether subsequent events and circumstances warrant a revised estimated useful life or impairment in value. No patent costs were written off for the years ended December 31, 2021, or December 31, 2020. Income Taxes The asset and liability approach is used to account for income taxes by recognizing deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. The Company records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not to be realized. Research and Development Internal research and development (“R&D”) costs are expensed as incurred. Clinical trial costs incurred by third parties are expensed as the contracted work is performed. Where contingent milestone payments are due to third parties under research and development collaborations, prior to regulatory approval, the payment obligations are expensed when the milestone results are achieved. Payments made to third parties subsequent to regulatory approval are capitalized as intangible assets and amortized to cost of products sold over the remaining useful life of the related product. Use of Estimates The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Basic and Diluted Net Income (Loss) Per Share The basic earnings (loss) per share is calculated by dividing the Company’s net income (loss) available to common shareholders by the weighted average number of common shares issued and outstanding during the year. The diluted earnings (loss) per share is calculated by dividing the Company’s net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted as of the first year for any potentially dilutive debt or equity. As of December 31, 2021, potentially dilutive shares are not included in the calculation of fully diluted net loss per share as the effect with a net loss would be antidilutive. Concentration of Credit Risk Financial instruments that potentially subject the Company to significant concentration of credit risk consist principally of cash. The Company has cash balances in a single U.S. financial institution which, from time to time, could exceed the federally insured limit of $250,000. The Company maintains multiple accounts in its Taiwan Branch office which help to mitigate risk. Our bank deposits in Taiwan are insured by the Central Deposit Insurance Corp. (“CDIC”) with an insured limit of NT$3,000,000 per account. No loss has been incurred related to the aforementioned concentration of cash. Recent Accounting Pronouncements There have been no new accounting pronouncements issued or adopted during the year ended December 31, 2021 that are of significance to us.